Equity Accounted Investees	12 Months Ended
Dec. 31, 2017
Equity Accounted Investees
Equity Accounted Investees

(10)Equity Accounted Investees

Details of this caption in the consolidated balance sheet at 31 December 2017 and 2016 are as follows:

		Thousands of Euros		Thousands of Euros
	% ownership	31/12/2017	% ownership	31/12/2016
Aradigm Corporation	35.13%	—	35.13%	9,291
Kiro Grifols, S.L (see note 3(b))	90.00%	—	50.00%	13,888
Alkahest, Inc.	47.58%	30,559	47.58%	35,955
Albajuna Therapeutics, S.L	30.00%	1,956	30.00%	3,177
Interstate Blood Bank, Inc.	49.19%	27,936	49.19%	31,090
Bio Blood Components Inc.	48.97%	32,960	48.97%	38,725
Plasma Biological Services, LLC	48.90%	23,010	48.90%	25,890
Singulex, Inc.	19.33%	29,322	20.00%	43,329
GigaGen, Inc	43.96%	29,047	—	—
Access Biologicals LLC	49.00%	44,219	—	—
Aigües de Vilajuïga S.A.	50.00%	—	—	—

		219,009		201,345

Movement in the investments in equity-accounted investees for the years ended at 31 December 2017, 2016 and 2015 have been as follows:

	Thousands of Euros
	2017	2016	2015
Balance at 1 January	201,345	76,728	54,296

Acquisitions	80,685	136,072	33,039
Transfers	(16,000)	(29,059)	—
Share of profit / (losses)	(13,195)	6,933	(8,280)
Share of other comprehensive income / translation differences	(27,134)	10,671	2,673
Losses for Impairment	(6,692)	—	—
Collected dividends	—	—	(5,000)

Balance at 31 December	219,009	201,345	76,728

GigaGen Inc.

On 5 July 2017, Grifols through its 100% subsidiary Grifols Innovation and New Technologies Limited (“GIANT”), has acquired a 43.96% shareholding in GigaGen, Inc., a company based in San Francisco (USA) for the amount of US Dollars 35 million.

GIANT and GigaGen have also entered into a Research and Collaboration Agreement whereby in exchange of a collaboration fee of US Dollars 15 million in the aggregate, GigaGen will commit to carry out research activities to develop recombinant polyclonal immunoglobulin therapies derived from human B cells for the treatment of human diseases.

The summarized financial information of GigaGen, Inc. corresponding to the last available financial statements is included below with the carrying amount of the Group’s interest. Information regarding the income statement is included only from the date of acquisition of the participation.

	Thousand of Euros	Thousand of USD
	31/12/2017	31/12/2017
Non-current assets	404	484
Current assets	21,910	26,277
Current liabilities	(180)	(216)

Total net assets (100%)	22,134	26,545

Group’s share of net assets (43.96%)	9,730	11,669

Profit from continuing operations (100%)	(1,830)	(2,183)

Group’s share of total comprehensive income (43.96%)	(804)	(960)

A reconciliation of the summarized financial information with the carrying amount of the Group’s interest is as follows:

Thousand of Euros
31/12/2017

Group’s share of net assets	9,730
Goodwill of equity method investment	19,317

Equity method accounted investment	29,047

Movement in Gigagen’s equity-accounted investment for the year ended 31 December 2017 is as follows:

Thousand of Euros
31/12/2017

Balance at 1 January	—

Acquisitions	31,752
Share of profit / (losses)	(804)
Share of other comprehensive income / translation differences	(1,595)
Impairment Losses	(306)

Balance at 31 December	29,047

Access Biologicals LLC.

On 12 January 2017, the group has announced the acquisition of 49% of the voting rights in Access Biologicals LLC, a company based in San Diego, California, USA, for the amount of US Dollar 51 million. Grifols has entered into an option agreement to purchase the remaining 51% voting rights in five years, in 2022. Grifols has also signed a supply agreement to sell to Access Biologicals biological products not meant for therapeutic use.

The principal business activity of Access Biologicals is the collection and manufacturing of an extensive portfolio of biologicals products. Combined with closed-loop material sourcing, it provides critical support for various markets such as in-vitro diagnostic manufacturing, biopharmaceutical, cell culture and diagnostic research & development.

The summarized financial information of Access Biologicals LLC corresponding to the last available financial statements is included below with the carrying amount of the Group’s interest. Information regarding the income statement is included only from the date of acquisition of the participation.

	Thousand of Euros	Thousand of USD
	31/12/2017	31/12/2017
Non-current assets	1,221	1,464
Current assets	14,422	17,296
Non-current liabilities	(1,284)	(1,540)
Current liabilities	(3,023)	(3,626)

Total net assets (100%)	11,336	13,594

Group’s share of net assets (49%)	5,555	6,661

Profit from continuing operations (100%)	3,734	4,129

Group’s share of total comprehensive income (49%)	1,830	2,023

A  reconciliation of the summarized financial information with the carrying amount of the Group’s interest is as follows:

Thousand of Euros
31/12/2017

Group’s share of net assets	5,555
Goodwill of equity method investment	38,664

Equity method accounted investment	44,219

Movement in Access Biological’s equity-accounted investment for the year ended 31 December 2017 is as follows:

Thousand of Euros
31/12/2017

Balance at 1 January	—

Acquisitions	48,383
Share of profit / (losses)	1,830
Share of other comprehensive income / translation differences	(5,994)

Balance at 31 December	44,219

Aradigm

As the Antimicrobial Drugs Advisory Committee of the US Food and Drug Administration did not recommend the approval for LinahiqTM as a treatment for non-cystic fibrosis bronchiectasis patients with chronic lung Pseudomonas aeruginosa infections, the investment in Aradigm have been totally impaired.

Consequently, the investment in Aradigm has been fully impaired for an amount of Euros 5,836 thousand in the statement of profit and loss.

Movement in the investment in Aradigm for the year ended 31 December 2017 and 31 December 2016 is as follows:

	Thousand of Euros
	31/12/2017	31/12/2016

Balance at 1 January	9,291	19,799
Share of profit / (losses)	(4,324)	(10,185)
Share of other comprehensive income / translation differences	869	(323)
Impairment losses	(5,836)	—

Balance at 31 December	—	9,291

Singulex, Inc.

On 17 May 2016 Grifols subscribed and paid a capital increase for an amount of US Dollars 50 million (Euros 44,107 thousand) in the US company Singulex, Inc. (“Singulex”). As a result, Grifols held a 20% (19.33% at December 2017) common stock interest in Singulex on a fully diluted basis at a pre-money valuation of US Dollars 200 million. Grifols will be entitled to appoint a director to serve the board of directors of Singulex. As a result, Singulex granted Grifols an exclusive worldwide license for the use and sale of Singulex’s technology for the blood donor and plasma screening to further ensure the safety of blood and plasma products.

Movement in Singulex, Inc.’s equity-accounted investment for the years ended 31 December 2016 and December 2017 is as follows:

	Thousand of Euros
	31/12/2017	31/12/2016

Balance at 1 January	43,329	—

Acquisitions	—	44,107
Share of profit / (losses)	(9,335)	(3,890)
Share of other comprehensive income / translation differences	(4,672)	3,112

Balance at 31 December	29,322	43,329

Interstate Blood Bank, Inc., Bio-Blood Components, Inc. and Plasma Biological Services, LIc.

On 11 May 2016 Grifols acquired a 49.19% stake in Interstate Blood Bank, Inc. (IBBI), 48.97% of Bio-Blood Components, Inc. (Bio-Blood) and 48.90% of Plasma Biological Services, LLC (PBS) (“IBBI Group”), a group based in Memphis, TN, USA, for the price of US Dollars 100 million (Euros 88,215 thousand). GWWO also entered into an option agreement to purchase the remaining stakes for a price of US Dollars 100 million for an option price of US Dollars 10 million (Euros 9,007 thousand) (see notes 11 and 30). The purchase price and the call right were paid upon signature of the contract. The principal business activity of IBBI and its affiliates is the collection of plasma for the plasma fractionation industry, with 23 plasma collection centers, 9 blood donation centers and one laboratory.

Movement in Interstate Blood Bank, Inc., Bio-blood Components, Inc. and Plasma Biological Services, LLC.’s equity-accounted investment for the years ended 31 December 2016 and 2017 is as follows:

	Thousands of Euros			Thousands of Euros
	31/12/2017			31/12/2016
	IBBI	Bio-Blood	PBS	IBBI	Bio-Blood	PBS
Balance at 1 January	31,090	38,725	25,890	—	—	—

Acquisitions	—	—	—	28,229	36,168	23,818
Share of profit / (losses)	635	(1,181)	270	695	(166)	260
Share of other comprehensive income / translation differences	(3,789)	(4,584)	(3,150)	2,166	2,723	1,812

Balance at 31 December	27,936	32,960	23,010	31,090	38,725	25,890

Albajuna Therapeutics, S.L

In January 2016, Grifols acquired 30% of the equity of AlbaJuna Therapeutics, S.L. for Euros 3.75 million in the form of a cash payment to finance the development and production of therapeutic antibodies against HIV. The initial investment will be increased upon achievements of agreed development milestones through two payments for a total amount of Euros 7.25 million.

AlbaJuna Therapeutics is a spin-off from the AIDS Investigation Institute IrsiCaixa, jointly driven by Obra Social “la Caixa” and the Generalitat de Catalunya’s Department of Health. It was founded to promote the preclinical and clinical development of monoclonal antibodies that both neutralize the HIV action in the human body and increase the activity of natural killer cells, which are responsible for the destruction of infected cells.

Kiro Grifols, S.L.

On 25 July 2017 the Group subscribed a capital increase in Kiro Grifols, S.L (formerly Kiro Robotics, S.L.) for an amount of Euros 12.8 million, which represents 40% of the voting and economic rights of Kiro Grifols. With this new operation, Grifols owns a total of 90% of the voting and economic rights of Kiro Grifols S.L., which is now considered part of the group, and starts using the global consolidation method instead of the equity method (see note 3(b)).